Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity
Schedule of movements of share capital

	At December 31,
Share capital	2021	2020	2019
At the beginning of the year	163,223	160,022	160,022
Capital Increase (1)	-	3,201	-
At the end of the year	163,223	163,223	160,022

(1)

On August 20, 2020, the Company approved a management share compensation plan. On October 9, 2020, as part of the aforementioned plan, CAAP has increased its share capital by the amount of USD 3.2 million through the issuance of 3,200,445 new shares having a nominal value of USD 1 each. As a result of the issuance, the share capital of the Company increased from 160,022,262 to 163,222,707 shares. The New Shares were subscribed for a total price of USD 6.1 million (a subscription price of USD 1.92 per new share, being the market price as of October 8, 2020).

Schedule of free distributable reserves

	At December 31,
	2021	2020	2019
At the beginning of the year	183,430	180,486	180,486
Capital Increase (Note 25 a)	-	2,944	-
At the end of the year	183,430	183,430	180,486

Schedule of movements of other reserves

	2021	2020	2019
At the beginning of the year	(1,321,142)	(1,324,887)	(1,324,731)
Change in participations (*)	1,433	2,027	(60)
Share-based compensation reserve (Note 29)	1,020	1,800	-
Execution of share-based compensation reserve (Note 29)	(2,520)	-	-
Remeasurement of defined benefit obligations net for income tax	(2)	(82)	(96)
	(1,321,211)	(1,321,142)	(1,324,887)

(*) This consists mainly in change in participations in Corporación América S.A., see Note 25 e).

Schedule of movements of the reserve of other comprehensive income

					Transfer from
		Remeasurement	Share of other	Income	shareholders
	Currency	of defined	comprehensive	Tax	equity – currency
	translation	benefit	income from	effect	translation
	adjustments	obligations (*)	associates	(*)	differences	Total

Balances at January 1, 2021	(439,407)	92	(41,267)	(39)	63,402	(417,219)
Other comprehensive (loss)/income for the year	95,570	28	55	(30)	-	95,623
For the year ended December 31, 2021	(343,837)	120	(41,212)	(69)	63,402	(321,596)

Balances at January 1, 2020	(414,777)	198	(40,726)	(63)	63,402	(391,966)
Other comprehensive (loss)/income for the year	(24,630)	(106)	(541)	24	-	(25,253)
For the year ended December 31, 2020	(439,407)	92	(41,267)	(39)	63,402	(417,219)

Balances at January 1, 2019	(401,444)	330	(40,761)	(99)	63,402	(378,572)
Other comprehensive (loss)/income for the year	(13,333)	(132)	35	36	-	(13,394)
For the year ended December 31, 2019	(414,777)	198	(40,726)	(63)	63,402	(391,966)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.

Schedule of movements of the non- controlling interest

	2021	2020	2019
At the beginning of the year	315,876	434,725	454,453
Shareholder contributions (1)	11,475	-	27,506
Loss for the year	(63,221)	(108,840)	(14,919)
Other comprehensive (loss) / income
Currency translation	43,071	(7,934)	(11,514)
Remeasurement of defined benefit obligations	69	(138)	(125)
Reserve for income tax	(41)	32	13
	43,099	(8,040)	(11,626)
Changes in non-controlling interest
Changes in the participations –acquisitions (2)	(991)	(1,968)	10
Dividends approved	(2,361)	(1)	(20,699)
	(3,352)	(1,969)	(20,689)
Non-controlling interest at the end of the year	303,877	315,876	434,725

(1) Corresponds mainly to contributions made by the non-controlling interest in Inframérica Concessionária do Aeroporto de Brasilia S.A.

(2) On November 24, 2020 and December 16, 2021, Cedicor S.A.’s contributions in Corporación América S.A. were capitalized increasing its participation from 95.37% to 95.80% in 2020 and from 95.80% to 96.18% in 2021.